Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 26, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities for the periods presented (in thousands):

	December 26, 2015	December 27, 2014

Payroll and compensation	$5,167	$1,830
Tax-related expense	801	804
Marketing expenses	3,451	3,385
Other accrued expenses	2,994	5,648
Total accrued expenses and other current liabilities	$12,413	$11,667